                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                         Retirement Plan Series Account
                            Annual Report Form N-30D
                          File Nos. 33-83928, 811-08762

The information required to be contained in this report for the period ending December 31, 1999 includes the following previously filed annual report for the underlying funds of the above-referenced Registrant which are incorporated herein by reference:

Maxim Series Fund, Inc.
File No. 811-03364
Form N-30D
Filed  via  EDGAR  and   accepted   on   February   28,   2000
Accession   No. 0000356476-00-000003